Prospectus Supplement

John Hancock Funds II

Global Equity Fund (the fund)

Supplement dated March 27, 2023 to the current Prospectus, as may be supplemented (the Prospectus)

Effective March 31, 2023, Uday Chatterjee will no longer serve as a portfolio manager of the fund. Accordingly, all references to Mr. Chatterjee will be removed from the Prospectus as of March 31, 2023.

As of November 30, 2023 (the Effective Date), Edward Ritchie, ASIP, will be added as a portfolio manager of the fund. As of the Effective Date, Paul Boyne, Stephen Hermsdorf and Felicity Smith will continue as portfolio managers of the fund and, along with Edward Ritchie, ASIP, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

As of the Effective Date, the following amends and supplements the fund’s portfolio manager information under the heading “Portfolio management” in the “Fund summary” section of the Prospectus for the fund:

Edward Ritchie, ASIP

Portfolio Manager and Analyst

Managed fund since 2023

In addition, as of the Effective Date, the following portfolio manager information will be added under the heading “Who’s who - Subadvisor” in the “Fund details” section of the fund’s Prospectus:

Edward Ritchie, ASIP

•      Portfolio Manager and Analyst

•      Manager of the fund since 2023

•      Joined Manulife IM (US) in 2010

•      Began business career in 1995

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Prospectus Supplement

John Hancock Funds II

Global Equity Fund (the fund)

Supplement dated March 27, 2023 to the current Class NAV Prospectus, as may be supplemented (the Prospectus)

Effective March 31, 2023, Uday Chatterjee will no longer serve as a portfolio manager of the fund. Accordingly, all references to Mr. Chatterjee will be removed from the Prospectus as of March 31, 2023.

As of November 30, 2023 (the Effective Date), Edward Ritchie, ASIP, will be added as a portfolio manager of the fund. As of the Effective Date, Paul Boyne, Stephen Hermsdorf and Felicity Smith will continue as portfolio managers of the fund and, along with Edward Ritchie, ASIP, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

As of the Effective Date, the following amends and supplements the fund’s portfolio manager information under the heading “Portfolio management” in the “Fund summary” section of the Prospectus for the fund:

Edward Ritchie, ASIP

Portfolio Manager and Analyst

Managed fund since 2023

In addition, as of the Effective Date, Mr. Ritchie will be added to the portfolio manager information in the “Subadvisory arrangements and management biographies” section of the Prospectus under the heading “Manulife Investment Management (US) LLC”. As of the Effective Date, Mr. Ritchie will be listed as a Portfolio Manager for the Global Equity Fund and his biography will be added as follows:

Edward Ritchie, ASIP

•      Portfolio Manager and Analyst

•      Joined Manulife IM (US) in 2010

•      Managed the fund since 2023

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement

John Hancock Funds II

Global Equity Fund (the fund)

Supplement dated March 27, 2023 to the current Statement of Additional Information, as may be supplemented (the SAI)

Effective March 31, 2023, Uday Chatterjee will no longer serve as a portfolio manager of the fund. Accordingly, all references to Mr. Chatterjee will be removed from the SAI as of March 31, 2023.

As of November 30, 2023 (the Effective Date), Edward Ritchie, ASIP, will be added as a portfolio manager of the fund. As of the Effective Date, Paul Boyne, Stephen Hermsdorf and Felicity Smith will continue as portfolio managers of the fund and, along with Edward Ritchie, ASIP, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.